Deferred Costs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred Cost	$ 7,000	$ 1,874,000
State surplus taxes on lender protection premiums	3.48%	2.67%
Deferred cost related to securing credit facility	7,000	301,000
Insurance Premiums
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred Cost	0	1,100,000
State surplus taxes on lender protection premiums	3.60%	4.00%
State
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred Cost	$ 0	$ 498,000